Research and Development Expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Research and Development Expenses
Clinical trial related costs	$ 62,370	$ 57,952
Personnel compensation and related costs	33,570	26,832
Other research and development expenses	4,795	3,948
Research and development expenses	$ 100,735	$ 88,732